Discontinued operations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		3 Months Ended	5 Months Ended
	Jan. 31, 2020	May 31, 2019	Mar. 31, 2020	Apr. 30, 2020
Discontinued operations.
Threshold period to dispose the NOME Business, Minihome Business, MINISO African Business and MINISO German Business		1 year
Aggregate share value of consideration	¥ 1		¥ 4	¥ 7